UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589
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CREDIT SUISSE COMMODITY STRATEGY FUNDS

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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)            (Zip Code)

John G. Popp
Credit Suisse Commodity Strategy Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 to April 30, 2022

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2022
  (unaudited)

◼  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2022 (unaudited)

April 30, 2022

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the 6-month period ended April 30, 2022.

Performance Summary
11/01/21 – 04/30/22

Fund & Benchmark
Class I1	26.40%
Class A1,2	26.27%
Class C1,2	25.78%
Bloomberg Commodity Index Total Return[3]	25.46%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities increased for the semiannual period ending April 30, 2022. The Bloomberg Commodity Index Total Return (the "Benchmark") rose 25.46%, with 21 out of 23 index constituents trading higher.

For the 6-month period ended April 30, 2022, the Fund outperformed the Benchmark before and after fees and Fund expenses. The Fund's commodity exposure contributed to relative performance while its underlying cash management detracted from performance. Forward curve positioning in all sectors contributed to relative performance. On an individual commodity level, the top three estimated contributors to relative performance versus the Benchmark were Natural Gas (+0.48%), WTI Crude Oil (+0.44%) and Chicago Wheat (+0.36%). Meanwhile, Soybean Oil (-0.14%), Corn (-0.10%) and Ultra-Low Sulfur Diesel (-0.08%) had the largest negative impact relative to the Benchmark.

Energy strengthened the most during the period (+43.05%), as COVID-19 vaccinations and a reopening global economy enhanced transportation fuel demand as mobility continued to increase. Further, Russian's invasion of Ukraine stoked supply fears of crude oil and refined oil products, as Russia is a prominent exporter of both crude oil and diesel fuel. As a result, Gas Oil, Ultra-Low Sulfur Diesel, and RBOB Gasoline gained 75.39%, 72.09%, and 65.83%, respectively. Constrained supply from OPEC+ continued to support tightness in the supply and demand balance in crude oil. This allowed for Brent Crude Oil to rise 42.85% and WTI Crude Oil to increase 32.52%.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Agriculture gained 30.84% during the period, led by Corn. Corn and Kansas City Wheat rose 42.10% and 39.29%, respectively, after the invasion by Russia into Ukraine led to production and export reductions from the Black Sea region, which is typically a global source for corn, wheat, and sunflower oil. Cotton strengthened 35.18% as prolonged drought conditions in major cotton-producing regions of Texas threatened to reduce yields.

Industrial Metals strengthened 19.48% amid the Russia-Ukraine conflict. Nickel rose 65.83% on fears of a potential supply disruption from Russia, which is a large exporter of high grade nickel. Zinc also rose +23.12% on fears of production cutback, driven by surging energy prices in Europe in March, which reduced profitability of zinc smelters, reducing inventory availability.

Precious Metals rose 4.28%. In late 2021, the US Federal Reserve (the "Fed") released a Federal Open Market Committee statement which acknowledged recent inflation rates exceeding its 2% long-run target, with many market participants anticipating that the Fed would maintain interest rates in the then-current range until maximum employment was reached. As this effort could potentially support inflation rates, this led to higher prices for Gold, which has historically been correlated with changes in inflation expectations. Later in the period, the Fed President and several of its members continued to express concerns about inflation and indicated they were determined to raise interest rates in order to rein in persistently high inflation levels. However, supply disruptions for various commodities related to the Russian invasion of Ukraine additionally boosted global inflation expectations, increasing the relative attractiveness of Gold and Silver as alternative stores of wealth.

Livestock ended the period 2.28% higher, led by Lean Hogs, which was up 9.25%. In early 2022, The United States Department of Agriculture reported lower frozen pork in storage than the previous year, indicating tightening supplies. In addition, the COVID-19 Omicron variant surge appeared to be slowing in many US regions, which increased meat processing capacity with reduced COVID-19-related absenteeism among workers. In addition, in January, a court ordered a delay in implementing a California rule that may have reduced meat processing demand.

Market Outlook:

Commodity price gains and volatility have been focused within the energy sector so far this year. Higher prices are due to the limited ability to increase petroleum and natural gas production through much of the world, increased demand as economies rebound from the COVID-19 pandemic, and supply and shipping disruptions after Russia's invasion of Ukraine. This has also coincided

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

with higher inflation, as consumers directly purchase transportation fuel for personal use, as well as indirectly pay more for goods and services that involve fuel as an input cost. It is likely that volatility within energy will continue for the rest of the year, as none of these current catalysts appear resolvable in the near future. Additionally, the Fed has a long history of managing certain inflation drivers via monetary policy, but it is more difficult to limit energy price gains through monetary policy. This may extend the current inflationary environment, which could in turn continue to support the commodity asset class.

The Credit Suisse Commodities Management Team

Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked swaps, structured notes, and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, credit risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contracts risk, illiquidity risk, interest-rate risk, leveraging risk, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2022; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was +20.28%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was +24.90%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Average Annual Returns as of April 30, 20221

	1 Year	5 Years	10 Years
Class I	44.80%	10.39%	(0.16)%
Class A Without Sales Charge	44.54%	10.14%	(0.40)%
Class A With Maximum Sales Charge	37.59%	9.07%	(0.88)%
Class C Without CDSC	43.38%	9.31%	(1.15)%
Class C With CDSC	42.38%	9.31%	(1.15)%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2023. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2022.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2022 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2022

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,264.00	$1,262.70	$1,257.80
Expenses Paid per $1,000*	$4.49	$5.89	$10.08
Hypothetical 5% Fund Return
Beginning Account Value 11/01/21	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/22	$1,020.83	$1,019.59	$1,015.87
Expenses Paid per $1,000*	$4.01	$5.26	$9.00
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

Commodity Indexed Structured Notes	5.56%
United States Agency Obligations	30.63
United States Treasury Obligations	56.92
Short-Term Investment	6.89
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (5.5%)
$90,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(NR, NR)	05/23/23	0.330	$95,660,919
45,000	UBS AG London, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR + 0.200%(1),(2),(3)	(NR, NR)	05/26/23	0.480	45,696,762
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $135,000,000)					141,357,681
UNITED STATES AGENCY OBLIGATIONS (30.6%)
38,500	Federal Farm Credit Banks, SOFR + 0.013%(2)	(AA+, Aaa)	03/03/23	0.293	38,497,565
25,400	Federal Farm Credit Banks, SOFR + 0.040%(2)	(AA+, Aaa)	02/05/24	0.830	25,405,192
28,000	Federal Farm Credit Banks, USBMMY3M + 0.270%(2)	(AA+, Aaa)	05/16/22	1.132	28,007,764
40,000	Federal Farm Credit Banks, SOFR + 0.310%(2)	(AA+, Aaa)	11/07/22	0.590	40,060,433
20,000	Federal Farm Credit Banks, USBMMY3M + 0.420%(2)	(AA+, Aaa)	11/07/22	1.312	20,058,042
10,000	Federal Farm Credit Banks, FEDL01 + 0.030%(2)	(AA+, Aaa)	03/09/23	0.360	10,000,863
61,000	Federal Farm Credit Banks, USBMMY3M + 0.035%(2)	(AA+, Aaa)	05/03/23	0.927	61,081,223
110,600	Federal Farm Credit Banks, SOFR + 0.380%(2)	(AA+, Aaa)	05/08/23	0.660	111,019,394
5,600	Federal Farm Credit Banks	(AA+, Aaa)	09/01/23	0.300	5,442,177
8,000	Federal Farm Credit Banks, SOFR + 0.135%(2)	(AA+, Aaa)	11/06/23	0.415	8,011,665
12,500	Federal Home Loan Bank Discount Notes(4)	(AA+, Aaa)	06/03/22	0.380	12,492,116
40,000	Federal Home Loan Bank Discount Notes(4)	(AA+, Aaa)	05/25/22	0.399	39,988,019
13,000	Federal Home Loan Bank Discount Notes(4)	(AA+, Aaa)	06/01/22	0.377	12,992,338
48,000	Federal Home Loan Bank Discount Notes(4)	(AA+, Aaa)	06/08/22	0.380	47,965,110
6,700	Federal Home Loan Bank Discount Notes(4)	(AA+, Aaa)	06/17/22	0.450	6,693,946
26,500	Federal Home Loan Banks, SOFR + 0.005%(2)	(AA+, Aaa)	10/21/22	0.795	26,501,252
12,400	Federal Home Loan Banks	(AA+, Aaa)	02/28/24	2.125	12,286,132
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,892,044
59,800	Federal Home Loan Mortgage Corp., SOFR + 0.130%(2)	(AA+, Aaa)	08/05/22	0.410	59,822,126
19,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/05/23	0.375	18,656,046
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	15,746,383
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	21,924,264
24,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/21/25	0.375	22,621,436
24,000	Federal National Mortgage Association, SOFR + 0.180%(2)	(AA+, Aaa)	05/13/22	0.460	24,001,436
28,800	Federal National Mortgage Association	(AA+, Aaa)	05/22/23	0.250	28,210,699
27,000	Federal National Mortgage Association	(AA+, Aaa)	07/10/23	0.250	26,342,604

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$3,000	Federal National Mortgage Association	(AA+, Aaa)	11/27/23	0.250	$2,895,205
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,670,094
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,038,713
23,500	Federal National Mortgage Association	(AA+, Aaa)	06/17/25	0.500	21,825,655
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $788,780,838)					780,149,936
UNITED STATES TREASURY OBLIGATIONS (56.9%)
47,000	United States Treasury Bills(4)	(AA+, Aaa)	05/10/22	0.261	46,996,933
17,000	United States Treasury Bills(4)	(AA+, Aaa)	05/24/22	0.298	16,996,769
26,000	United States Treasury Bills(4)	(AA+, Aaa)	06/09/22	0.370	25,988,302
26,000	United States Treasury Bills(4)	(AA+, Aaa)	06/30/22	0.605	25,970,385
26,000	United States Treasury Bills(4)	(AA+, Aaa)	07/21/22	0.856	25,952,753
19,700	United States Treasury Bills(4)	(AA+, Aaa)	03/23/23	1.588	19,383,743
22,500	United States Treasury Bills(4),(5)	(AA+, Aaa)	06/28/22	0.566	22,477,556
45,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.075%(2)	(AA+, Aaa)	04/30/24	0.838	45,004,516
43,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.055%(2),(6)	(AA+, Aaa)	10/31/22	0.957	43,042,701
180,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.049%(2)	(AA+, Aaa)	01/31/23	0.941	180,206,034
229,800	United States Treasury Floating Rate Notes, USBMMY3M + 0.034%(2)	(AA+, Aaa)	04/30/23	0.926	230,090,488
210,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.029%(2)	(AA+, Aaa)	07/31/23	0.921	210,345,620
239,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.035%(2)	(AA+, Aaa)	10/31/23	0.927	239,457,943
307,000	United States Treasury Floating Rate Notes, USBMMY3M - 0.015%(2),(6),(7)	(AA+, Aaa)	01/31/24	0.877	307,416,215
10,500	United States Treasury Notes	(AA+, Aaa)	04/30/23	0.125	10,292,557
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $1,448,441,347)					1,449,622,515
Number of Shares
SHORT-TERM INVESTMENTS (7.0%)
175,576,195	State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.29%				175,576,195
3,541,440	State Street Navigator Securities Lending Government Money Market Portfolio, 0.31%(8)				3,541,440
TOTAL SHORT-TERM INVESTMENTS (Cost $179,117,635)					179,117,635
TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $2,551,339,820)					2,550,247,767
LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)					(998,829)
NET ASSETS (100.0%)					$2,549,248,938

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities amounted to a value of $141,357,681 or 5.5% of net assets.

(2)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2022.

(3)  Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 23 physical commodities.

(4)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2022.

(5)  Security or portion thereof is out on loan (See note 2-J).

(6)  At April 30, 2022, $57,392,012 in the value of these securities has been pledged as collateral for open swap contracts.

(7)  At April 30, 2022, $5,006,750 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(8)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2022.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

SOFR = Secured Overnight Financing Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Natural Gas Futures	USD	Apr 2023	379	$17,199,020	$(411,178)
Industrial Metals
LME Nickel Futures	USD	Jun 2022	116	22,098,000	(981,790)
Contracts to Sell
Energy
Natural Gas Futures	USD	Jul 2022	(379)	(27,875,450)	$489,289
Industrial Metals
LME Nickel Futures	USD	Jun 2022	(116)	(22,098,000)	2,431,394
					$1,527,715

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation
USD	$97,781,117	05/17/22	Bank of America	Bloomberg Commodity Index Total Return	1.00%	At Maturity	$—	$509,222
USD	347,525,719	05/17/22	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return(a)	1.15%	At Maturity	—	851,908
USD	71,936,294	05/17/22	BNP Paribas	Bloomberg Commodity Index Total Return	1.01%	At Maturity	—	374,237
USD	199,910,779	05/17/22	Citigroup	Bloomberg Commodity Index Total Return	1.00%	At Maturity	—	1,041,090
USD	335,139,653	05/17/22	Goldman Sachs	Bloomberg Commodity Index Total Return	0.99%	At Maturity	—	1,746,893
USD	90,342,877	05/17/22	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	0.98%	At Maturity	—	471,327
USD	339,274,882	05/17/22	Societe Generale	Societe Generale P04 TR Index(b)	1.15%	At Maturity	—	949,615
							$—	$5,944,292

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Depreciation
USD	$23,257,055	05/17/22	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy(c)	1.05%	At Maturity	$—	$(121,169)
USD	162,111,598	05/17/22	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.00%	At Maturity	—	(794,453)
USD	345,748,476	05/17/22	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(d)	1.15%	At Maturity	—	(937,265)
USD	114,901,477	05/17/22	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.03%	At Maturity	—	(564,431)
							$—	$(2,417,318)
							$—	$3,526,974

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
ICE Brent Crude Oil JUL 22 Futures	7.07%	229.95	24,636,613
ICE Gas Oil JUL 22 Futures	3.17%	100.52	11,054,798
NYMEX Unleaded Gasoline SEP 22 Futures	2.41%	63.38	8,412,997
NYMEX Heating Oil JUL 22 Futures	2.40%	53.88	8,367,642
NYMEX Nat Gas JUL 22 Futures	12.14%	575.35	42,316,733
NYMEX WTI Crude Oil JUL 22 Futures	8.15%	275.97	28,408,845
CBOT Corn JUL 22 Futures	5.95%	510.22	20,753,324
KCBOT Kansas Wheat JUL 22 Futures	1.94%	122.33	6,763,551
CBOT Soy Meal JUL 22 Futures	2.94%	237	10,245,519
CBOT Bean Oil JUL 22 Futures	3.58%	246.71	12,461,045
CBOT Soybeans NOV 22 Futures	5.58%	256.88	19,455,746
CBOT Wheat JUL 22 Futures	3.26%	215.03	11,350,890

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
CME Lean Hogs JUN 22 Futures	1.78%	145.71	6,199,765
CME Live Cattle JUN 22 Futures	2.76%	181.51	9,630,835
LME Aluminium JUN 22 Futures	3.47%	159.17	12,109,770
COMEX High Grade Copper DEC 22 Futures	4.35%	137.33	15,176,154
LME Nickel JUN 22 Futures	3.34%	61.14	11,647,856
LME Zinc SEP 22 Futures	2.91%	99.22	10,136,287
COMEX Gold JUN 22 Futures	12.83%	233.86	44,707,748
COMEX Silver JUL 22 Futures	3.98%	120.27	13,882,018
NYBOT Coffee JUL 22 Futures	2.10%	87.87	7,318,268
NYBOT Sugar JUL 22 Futures	2.35%	382.05	8,194,249
NYBOT Cotton JUL 22 Futures	1.53%	73.16	5,327,171

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2022.

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
LME Aluminium JUL 22 Futures	3.49%	155.66	11,869,763
ICE Brent Crude Oil JUL 22 Futures	7.12%	226.15	24,229,702
CBOT Bean Oil DEC 22 Futures	3.38%	254.52	11,505,534
NYMEX WTI Crude Oil JUL 22 Futures	8.21%	271.59	27,957,087
NYBOT Coffee DEC 22 Futures	2.05%	84.01	6,971,401
CBOT Corn JUL 22 Futures	5.90%	493.59	20,076,817
NYBOT Cotton JUL 22 Futures	1.59%	74.19	5,402,155
COMEX High Grade Copper SEP 22 Futures	4.22%	130.13	14,358,090
ICE Gas Oil SEP 22 Futures	3.09%	103.97	10,521,777
NYMEX Heating Oil JUN 22 Futures	2.63%	53.08	8,955,935
CME Live Cattle AUG 22 Futures	2.82%	177.65	9,612,908
CME Lean Hogs JUN 22 Futures	1.76%	140.8	5,991,047
NYMEX Nat Gas SEP 22 Futures	12.47%	581.56	42,447,933
LME Nickel DEC 22 Futures	3.36%	59.85	11,427,242
NYMEX Unleaded Gasoline JUL 22 Futures	2.51%	60.26	8,540,647
CBOT Soy Meal DEC 22 Futures	3.00%	251.79	10,194,993
CBOT Soybeans NOV 22 Futures	5.51%	247.6	18,752,659
NYBOT Sugar JUL 22 Futures	2.32%	368.37	7,900,694
KCBOT Kansas Wheat JUL 22 Futures	1.93%	118.95	6,576,536
CBOT Wheat JUL 22 Futures	3.27%	210.54	11,114,074
COMEX Silver JUL 22 Futures	3.91%	115.25	13,302,849

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
COMEX Gold AUG 22 Futures	12.54%	222.49	42,686,213
LME Zinc JUL 22 Futures	2.91%	96.27	9,898,844

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2022.

(c)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, grains, meats, metals, precious, softs, and textiles. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
ICE Brent Crude Oil NOV 22 Futures	5.04%	11.7	1,167,378
ICE Brent Crude Oil SEP 22 Futures	1.90%	4.25	440,198
ICE Gas Oil SEP 22 Futures	3.09%	7.07	715,693
NYMEX Unleaded Gasoline SEP 22 Futures	2.41%	4.21	558,361
NYMEX Heating Oil SEP 22 Futures	2.32%	3.75	537,938
NYMEX Nat Gas SEP 22 Futures	12.84%	40.71	2,971,737
NYMEX WTI Crude Oil SEP 22 Futures	8.16%	19.14	1,888,748
CBOT Corn SEP 22 Futures	5.77%	34.78	1,335,637
KCBOT Kansas Wheat SEP 22 Futures	1.95%	8.13	450,952
CBOT Soy Meal DEC 22 Futures	2.81%	16.09	651,376
CBOT Bean Oil DEC 22 Futures	3.29%	16.86	762,027
CBOT Soybeans NOV 22 Futures	5.13%	15.68	1,187,294
CBOT Wheat SEP 22 Futures	3.28%	14.33	758,437
CME Lean Hogs OCT 22 Futures	1.18%	7.28	272,292
CME Lean Hogs AUG 22 Futures	0.50%	2.65	116,180
CME Live Cattle OCT 22 Futures	2.21%	8.98	511,642
CME Live Cattle AUG 22 Futures	0.76%	3.26	176,649
LME Aluminium SEP 22 Futures	3.60%	10.92	834,223
COMEX High Grade Copper SEP 22 Futures	4.44%	9.31	1,027,735
LME Nickel SEP 22 Futures	3.43%	4.16	793,690
LME Zinc SEP 22 Futures	2.90%	6.58	672,161
COMEX Gold DEC 22 Futures	9.65%	11.55	2,233,882
COMEX Gold AUG 22 Futures	3.48%	4.2	805,686
COMEX Silver SEP 22 Futures	4.02%	8.04	930,456
NYBOT Coffee SEP 22 Futures	2.12%	5.91	491,708
NYBOT Sugar OCT 22 Futures	2.40%	25.76	555,463
NYBOT Cotton DEC 22 Futures	1.30%	4.92	300,464
LME Aluminium JUL 22 Futures	1.14%	3.46	263,589
COMEX High Grade Copper SEP 22 Futures	3.63%	7.62	841,017
COMEX High Grade Copper JUL 22 Futures	1.32%	2.78	305,873
LME Nickel SEP 22 Futures	2.63%	3.19	608,782

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
LME Nickel JUL 22 Futures	0.96%	1.16	221,972
LME Zinc SEP 22 Futures	2.22%	5.02	513,254
LME Zinc JUL 22 Futures	0.82%	1.84	189,631
COMEX Gold AUG 22 Futures	13.81%	16.66	3,196,577
COMEX Silver SEP 22 Futures	3.34%	6.67	772,030
COMEX Silver JUL 22 Futures	1.21%	2.42	279,404
NYBOT Coffee SEP 22 Futures	1.64%	4.57	380,032
NYBOT Coffee JUL 22 Futures	0.60%	1.67	138,701
NYBOT Sugar OCT 22 Futures	1.83%	19.67	424,053
NYBOT Sugar JUL 22 Futures	0.67%	7.18	154,086
NYBOT Cotton DEC 22 Futures	0.90%	3.41	208,132
NYBOT Cotton JUL 22 Futures	0.39%	1.24	90,140

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2022.

(d)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
CBOT Bean Oil DEC 22 Futures	3.49%	266.38	12,041,310
CBOT Corn JUL 22 Futures	5.97%	506.06	20,584,108
NYMEX WTI Crude Oil SEP 22 Futures	8.06%	281.71	27,801,937
NYBOT Cotton DEC 22 Futures	1.47%	83.31	5,085,042
COMEX Gold AUG 22 Futures	12.88%	231.64	44,442,201
COMEX High Grade Copper SEP 22 Futures	4.36%	136.31	15,039,710
NYMEX Heating Oil SEP 22 Futures	2.36%	56.62	8,126,510
NYBOT Coffee JUL 22 Futures	2.11%	87.33	7,273,637
KCBOT Kansas Wheat JUL 22 Futures	1.94%	121.36	6,709,619
CME Live Cattle AUG 22 Futures	2.80%	178.38	9,651,874
ICE Brent Crude Oil DEC 22 Futures	6.96%	244.72	24,017,293
ICE Gas Oil JUL 22 Futures	3.18%	99.91	10,987,378
CME Lean Hogs AUG 22 Futures	1.85%	145.78	6,393,990
LME Aluminium DEC 22 Futures	3.50%	158.75	12,066,697
LME Nickel DEC 22 Futures	3.36%	60.73	11,594,992
LME Zinc DEC 22 Futures	2.92%	100.34	10,077,869
NYMEX Nat Gas JUL 22 Futures	12.19%	571.84	42,058,652
NYMEX Unleaded Gasoline DEC 22 Futures	2.35%	70.77	8,119,839
CBOT Soybeans NOV 22 Futures	5.61%	255.32	19,337,090
NYBOT Sugar JUL 22 Futures	2.36%	379.72	8,144,274
COMEX Silver SEP 22 Futures	4.00%	119.17	13,797,446

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2022 (unaudited)

Commodity Name	Weight	Quantity(1)	4/30/22 Value(1)
CBOT Soy Meal DEC 22 Futures	3.01%	256.25	10,375,484
CBOT Wheat JUL 22 Futures	3.26%	213.38	11,263,545

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2022.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2022 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $3,541,440 (Cost $2,551,339,820) (Note 2)	$2,550,247,767[1]
Cash segregated at brokers for futures and swap contracts (Note 2)	67,750,509
Unrealized appreciation on open swap contracts (Note 2)	5,944,292
Receivable for Fund shares sold	4,146,951
Interest receivable	2,214,589
Prepaid expenses and other assets	98,382
Total assets	2,630,402,490
Liabilities
Investment advisory fee payable (Note 3)	1,229,757
Administrative services fee payable (Note 3)	170,170
Shareholder servicing/Distribution fee payable (Note 3)	17,835
Payable for investments purchased	70,402,038
Payable upon return of securities loaned (Note 2)	3,541,440
Unrealized depreciation on open swap contracts (Note 2)	2,417,318
Payable for Fund shares redeemed	1,838,508
Variation margin payable on futures contracts (Note 2)	716,310
Trustees' fee payable	12,688
Accrued expenses	807,488
Total liabilities	81,153,552
Net Assets
Capital stock, $.001 par value (Note 6)	78,240
Paid-in capital (Note 6)	2,262,129,093
Total distributable earnings (loss)	287,041,605
Net assets	$2,549,248,938
I Shares
Net assets	$2,490,189,112
Shares outstanding	76,334,443
Net asset value, offering price and redemption price per share	$32.62
A Shares
Net assets	$48,796,685
Shares outstanding	1,546,862
Net asset value and redemption price per share	$31.55
Maximum offering price per share (net asset value/(1-4.75%))	$33.12
C Shares
Net assets	$10,263,141
Shares outstanding	358,572
Net asset value and offering price per share	$28.62

1  Includes $3,468,563 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2022 (unaudited)

Investment Income
Interest	$3,523,094
Securities lending (net of rebates)	1,170
Total investment income	3,524,264
Expenses
Investment advisory fees (Note 3)	6,663,247
Administrative services fees (Note 3)	176,630
Shareholder servicing/Distribution fees (Note 3)
Class A	53,539
Class C	38,509
Transfer agent fees	1,726,279
Printing fees	118,140
Custodian fees	56,152
Insurance expense	55,349
Registration fees	51,037
Audit and tax fees	34,420
Trustees' fees	33,792
Legal fees	32,889
Commitment fees (Note 4)	17,225
Recoupment of previously waived fees (Note 3)	57,825
Miscellaneous expense	11,937
Total expenses	9,126,970
Net investment loss	(5,602,706)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	275,492
Net realized gain from futures contracts	7,151,332
Net realized gain from swap contracts	512,773,041
Net change in unrealized appreciation (depreciation) from investments	(1,187,261)
Net change in unrealized appreciation (depreciation) from futures contracts	692,873
Net change in unrealized appreciation (depreciation) from swap contracts	10,412,829
Net realized and unrealized gain from investments, futures contracts and swap contracts	530,118,306
Net increase in net assets resulting from operations	$524,515,600

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (unaudited)	For the Year Ended October 31, 2021
From Operations
Net investment loss	$(5,602,706)	$(11,405,053)
Net realized gain from investments, futures contracts and swap contracts	520,199,865	690,338,233
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	9,918,441	(20,863,505)
Net increase in net assets resulting from operations	524,515,600	658,069,675
From Distributions
From distributable earnings
Class I	(607,863,320)	—
Class A	(11,883,226)	—
Class C	(2,016,314)	—
Net decrease in net assets resulting from distributions	(621,762,860)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	591,669,501	790,433,772
Reinvestment of distributions	360,787,710	—
Net asset value of shares redeemed	(603,674,824)	(628,596,415)
Net increase in net assets from capital share transactions	348,782,387	161,837,357
Net increase in net assets	251,535,127	819,907,032
Net Assets
Beginning of period	2,297,713,811	1,477,806,779
End of period	$2,549,248,938	$2,297,713,811

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Per share data
Net asset value, beginning of period	$36.29	$25.32	$27.24	$28.50	$30.24	$29.46
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.07)	(0.19)	0.06	0.42	0.30	0.06
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	6.56	11.16	(1.86)	(1.32)	(1.02)	0.72
Total from investment operations	6.49	10.97	(1.80)	(0.90)	(0.72)	0.78
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(10.16)	—	(0.06)	(0.36)	(1.02)	—
Return of capital	—	—	(0.06)	—	—	—
Total dividends and distributions	(10.16)	—	(0.12)	(0.36)	(1.02)	—
Net asset value, end of period	$32.62	$36.29	$25.32	$27.24	$28.50	$30.24
Total return[3]	26.40%	43.33%	(6.70)%	(3.13)%	(2.48)%	2.65%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,490,189	$2,249,942	$1,442,691	$1,634,169	$2,654,009	$3,383,007
Ratio of net expenses to average net assets	0.80%[4]	0.80%	0.80%	0.78%	0.78%	0.79%
Ratio of net investment income (loss) to average net assets	(0.49)%[4]	(0.59)%	0.20%	1.62%	1.02%	0.23%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[4]	0.02%	0.04%	—%	—%	—%
Portfolio turnover rate[5]	42%	22%	215%	130%	90%	86%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Per share data
Net asset value, beginning of period	$35.37	$24.72	$26.64	$27.84	$29.58	$28.86
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.11)	(0.26)	(0.00)[3]	0.36	0.24	(0.00)[3]
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	6.35	10.91	(1.86)	(1.26)	(1.08)	0.72
Total from investment operations	6.24	10.65	(1.86)	(0.90)	(0.84)	0.72
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(10.06)	—	(0.00)[3]	(0.30)	(0.90)	—
Return of capital	—	—	(0.06)	—	—	—
Total dividends and distributions	(10.06)	—	(0.06)	(0.30)	(0.90)	—
Net asset value, end of period	$31.55	$35.37	$24.72	$26.64	$27.84	$29.58
Total return[4]	26.27%	43.08%	(6.97)%	(3.24)%	(2.97)%	2.49%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$48,797	$40,693	$32,422	$44,469	$86,467	$93,047
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%	1.03%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets	(0.74)%[5]	(0.84)%	(0.02)%	1.38%	0.78%	(0.01)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.02%	0.04%	—%	—%	—%
Portfolio turnover rate[6]	42%	22%	215%	130%	90%	86%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2022	For the Year Ended October 31,
	(unaudited)	2021[1]	2020[1]	2019[1]	2018[1]	2017[1]
Per share data
Net asset value, beginning of period	$32.83	$23.16	$25.02	$26.22	$27.66	$27.24
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.20)	(0.46)	(0.18)	0.18	0.00[3]	(0.24)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	5.73	10.13	(1.68)	(1.26)	(0.90)	0.66
Total from investment operations	5.53	9.67	(1.86)	(1.08)	(0.90)	0.42
LESS DIVIDENDS
Dividends from net investment income	(9.74)	—	—	(0.12)	(0.54)	—
Total dividends	(9.74)	—	—	(0.12)	(0.54)	—
Net asset value, end of period	$28.62	$32.83	$23.16	$25.02	$26.22	$27.66
Total return[4]	25.78%	41.75%	(7.43)%	(4.23)%	(3.42)%	1.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$10,263	$7,079	$2,694	$3,374	$5,213	$6,038
Ratio of net expenses to average net assets	1.80%[5]	1.80%	1.80%	1.78%	1.78%	1.79%
Ratio of net investment income (loss) to average net assets	(1.48)%[5]	(1.60)%	(0.78)%	0.62%	0.02%	(0.77)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.02%	0.04%	—%	—%	—%
Portfolio turnover rate[6]	42%	22%	215%	130%	90%	86%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2022 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 18, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2022, the Fund held $472,119,476 in the Subsidiary, representing 18.5% of the Fund's consolidated net assets. For the six months ended April 30, 2022, the net realized gain on securities and other financial instruments held in the Subsidiary was $520,092,658.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 1. Organization (continued)

sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$141,357,681	$—	$141,357,681
United States Agency Obligations	—	780,149,936	—	780,149,936
United States Treasury Obligations	—	1,449,622,515	—	1,449,622,515
Short-term Investments	175,576,195	3,541,440	—	179,117,635
	$175,576,195	$2,374,671,572	$—	$2,550,247,767
Other Financial Instruments*
Futures Contracts	$2,920,683	$—	$—	$2,920,683
Swap Contracts	—	5,944,292	—	5,944,292
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$1,392,968	$—	$—	$1,392,968
Swap Contracts	—	2,417,318	—	2,417,318

*  Other financial instruments includes unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2022, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2022, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2022 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2022.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$2,920,683	$1,392,968	$7,151,332	$692,873
Total return swap contracts	5,944,292	2,417,318	512,773,041	10,412,829
	$8,864,975	$3,810,286	$519,924,373	$11,105,702

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2022 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2022, the Fund held average monthly notional values of $29,815,770, $41,555,344 and $2,322,353,805 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets
Bank of America	$1,361,130	$(121,169)	$—	$—	$1,239,961
BNP Paribas	374,237	—	—	—	374,237
Citigroup	1,041,090	—	—	—	1,041,090
Goldman Sachs	1,746,893	—	—	—	1,746,893
Macquarie Bank Ltd.	471,327	(471,327)	—	—	—
Societe Generale	949,615	—	—	—	949,615
	$5,944,292	$(592,496)	$—	$—	$5,351,796

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2022:

Counterparty	Gross Amount of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$121,169	$(121,169)	$—	$—	$—
JPMorgan Chase	794,453	—	—	(794,453)	—
Macquarie Bank Ltd.	937,265	(471,327)	—	(465,938)	—
Morgan Stanley	564,431	—	—	(564,431)	—
	$2,417,318	$(592,496)	$—	$(1,824,822)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund may invest in structured notes designed to track the performance of the Benchmark. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amount of restricted cash held at brokers related to open futures contracts was $1,450,507.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2022, the amount of restricted cash held at brokers related to open swap contracts was $66,300,002.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the Bloomberg Commodity Index Total Return. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2022, the value of these securities comprised 5.5% of the Fund's net assets and resulted in unrealized appreciation of $6,357,681.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2022, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$3,468,563	$3,541,440	$3,541,440

The following table presents financial instruments that are subject to enforceable netting arrangements as of April 30, 2022.

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in Consolidated Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$3,468,563	$(3,468,563)	$—

(a)  Represents market value of loaned securities at period end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the six months ended April 30, 2022, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $736, and fees collected from borrowers (brokers), excluding commissions, was $824. The Fund retained $1,170 in income from the cash collateral investment, and SSB, as lending agent, was paid $390. Securities lending income is accrued as earned.

K) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.59% of the Fund's average daily net assets. For the six months ended April 30, 2022, investment advisory and administration fees earned by Credit Suisse were $6,663,247. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2023. For the six months ended April 30, 2022, Credit Suisse recouped $76,003 ($74,293 in Class I, $1,455 in Class A and $255 in Class C) of previously waived fees and expense reimbursements. For the six months ended April 30, 2022, the fees waived/expenses reimbursed by Credit Suisse were $18,178. The net recoupment of previously waived fees was $57,825.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2022 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2023	Expires October 31, 2024	Expires October 31, 2025
Class I	$869,722	$441,739	$410,222	$17,761
Class A	20,053	11,256	8,438	359
Class C	1,756	730	968	58
Totals	$891,531	$453,725	$419,628	$18,178

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2022, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $176,630.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2022, the Fund paid Rule 12b-1 distribution fees of $53,539 for Class A shares and $38,509 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2022, CSSU and its affiliates advised the Fund that they retained $3,668 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2022 and during the six months ended April 30, 2022, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2022, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$135,000,000	$0	$668,473,361	$895,032,162

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares[1]	Value
Shares sold	20,201,017	$577,191,079	25,052,948	$775,123,092
Shares issued in reinvestment of distributions	13,856,964	348,714,702	—	—
Shares redeemed	(19,722,392)	(590,240,841)	(20,022,574)	(611,398,301)
Net increase	14,335,589	$335,664,940	5,030,374	$163,724,791

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

	Class A
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares[1]	Value
Shares sold	398,498	$11,798,795	386,766	$11,588,601
Shares issued in reinvestment of distributions	420,613	10,231,421	—	—
Shares redeemed	(422,778)	(12,353,867)	(546,622)	(16,359,869)
Net increase (decrease)	396,333	$9,676,349	(159,856)	$(4,771,268)
	Class C
	For the Six Months Ended April 30, 2022 (unaudited)		For the Year Ended October 31, 2021
	Shares	Value	Shares[1]	Value
Shares sold	102,077	$2,679,627	129,348	$3,722,079
Shares issued in reinvestment of distributions	83,417	1,841,587	—	—
Shares redeemed	(42,560)	(1,080,116)	(30,090)	(838,245)
Net increase	142,934	$3,441,098	99,258	$2,883,834

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied.

On August 18, 2021, reverse share splits were announced for each class of the Fund, pursuant to which shareholders received one share in exchange for every six shares of the Fund.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Fund and proportionately increased the net asset value ("NAV") per share of each class of the Fund such that the market value of the Fund's shares will remain the same. The reverse share splits applied the same ratio to each class of shares of the Fund. A reverse share split does not alter the rights or total value of a shareholder's investment in the Fund, nor will it be a taxable event for Fund investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Fund has been adjusted to reflect the reverse share split.

On April 30, 2022, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	69%
Class A	5	58%
Class C	4	76%

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2022 (unaudited)

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the financial statements as of April 30, 2022, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") at a special telephonic meeting held on November 8, 2021 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at a meeting held via Zoom on November 15 and 16, 2021, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% of the Fund's average daily net assets (the "Contractual Management Fee") for the Fund in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse has entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2023.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, the Fund's Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the middle range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

received at regular meetings throughout the year related to the services rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

of funds ("Performance Universe") for the Fund provided in the Broadridge materials. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund underperformed the majority of its Performance Universe for the one-year period reported, and either performed in line with or slightly underperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives over various periods of time and over various commodities cycles.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected, in the context of Credit Suisse's profitability, Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that, if the Fund's asset levels grow, further economies of scale potentially could be realized and also noted the current expense limitations in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's profitability in connection with providing investment management services to the Fund, including Credit Suisse's costs in providing the services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include,

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

among others, benefits potentially derived from an increase in Credit Suisse's businesses and its reputation as a result of its relationship with the Fund (such as the ability to market its advisory services to other clients and investors including separate account or third party sub-advised mandates or other financial products offered by Credit Suisse and its affiliates), as well as the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards Credit Suisse applied in seeking best execution and Credit Suisse's policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board of Trustees of the Trust has designated Credit Suisse Asset Management, LLC, the Fund's investment adviser, to administer the Liquidity Program (the "Program Administrator"). Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews each Fund's liquidity risk and classifies each investment held by each Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2022, the Trust's Board of Trustees received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 24, 2022.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0422

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)  Not applicable.

(a)(2)  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)  Not applicable.

(b)      The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: June 30, 2022

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: June 30, 2022